Risk factors (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Hong Kong
Concentration of credit risk | $	$ 64,000
Restricted cash | $	$ 6,047,000			$ 5,327,000
PRC
Concentration of credit risk		¥ 72,000
ZHEJIANG TIANLAN | PRC
Concentration of credit risk		¥ 500,000
Restricted cash			¥ 115,282,000		¥ 48,855,000